CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) In Thousands, except Share data	12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock EUR (€)	Dec. 31, 2008 Common Stock EUR (€)	Dec. 31, 2010 Preferred Stock [Member] Preferred Stock EUR (€)	Dec. 31, 2009 Preferred Stock [Member] Preferred Stock EUR (€)	Dec. 31, 2008 Preferred Stock [Member] Preferred Stock EUR (€)	Dec. 31, 2010 Greek State Preferred Stock [Member] Preferred Stock EUR (€)	Dec. 31, 2009 Greek State Preferred Stock [Member] Preferred Stock EUR (€)	Dec. 31, 2009 Preferred Stock EUR (€)	Dec. 31, 2008 Preferred Stock EUR (€)	Dec. 31, 2010 Additional Paid In Capital EUR (€)	Dec. 31, 2009 Additional Paid In Capital EUR (€)	Dec. 31, 2008 Additional Paid In Capital EUR (€)	Dec. 31, 2008 Accumulated Surplus	Dec. 31, 2010 Accumulated Surplus EUR (€)	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Dec. 31, 2008 Treasury Stock
Common stock - Number of shares	607,041,577	496,654,269	477,198,461													(337,350)	(6,456,504)	(502,500)
Common stock - Par value per share		€ 5.0	€ 5.0
Preferred stock - Number of shares				25,000,000	25,000,000	25,000,000	70,000,000	70,000,000
Preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5.0	€ 5.0	€ 5.0	€ 0.3
Issuance of common stock - Number of shares	121,408,315	110,367,615									121,408,315	110,367,615
Issuance of common stock from convertion of convertible bonds	227,640,590										227,640,590
Par value of ordinary shares distributed to staff as bonus		€ 5.0	€ 5.0
Issuance of common stock - Above par value adjustments to additional paid in capital												€ 695,316
Issuance of common stock - Adjustments to additional paid in capital for issue costs												(41,798)
Share options exercised - Number of shares		19,693	387,970									19,693	387,970
Share options exercised - Par value per share option exercised		€ 5.0	€ 5.0
Share options exercised - Above par value												€ 15.9	€ 17.1
Capitalization of accumulated surplus - Par value per share			€ 5.0
Stock dividend - Number of shares			19,067,838										19,067,838	19,067,838
Stock dividend - Par value per share			€ 5.0
Stock dividend - Issue Costs													(161)
Issuance of preferred stock - Number of shares								70,000,000		25,000,000			25,000,000
Issuance of preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5.0	€ 5.0	€ 5.0	€ 0.3
Issuance of preferred stock - Above par value													€ 15.8
Issuance of preferred stock - Issue Costs													(12,363)
Gain/loss on sale of treasury stock - Tax expense											715	(957)	(3,614)
Treasury stock - Sales																15,213,954	17,624,305	5,802,272
Treasury stock - Purchases																(15,620,293)	(11,505,151)	(11,756,276)
Tax on preferred dividends															€ 7,700
Common stock - Number of shares	956,090,482		496,654,269													(743,689)		(6,456,504)
Common stock - Par value per share		€ 5.0	€ 5.0
Preferred stock - Number of shares				25,000,000	25,000,000	25,000,000	70,000,000	70,000,000
Preferred stock - Par value per share				€ 0.3	€ 0.3	€ 0.3	€ 5.0	€ 5.0	€ 5.0	€ 0.3